Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 225,000
Previously Paid Amount	0.00
Total Fee Amount	19.58
Total Offset Amount	0.00
Net Fee	19.58
Narrative - Max Aggregate Offering Price	$ 225,000
Final Prospectus	true